Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware MSCI USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware MSCI USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware MSCI USA Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware MSCI USA Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware USD Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares ESG Aware MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc. and iShares Trust
iShares ESG Aware MSCI USA ETF (ESGU);
iShares ESG Aware MSCI EAFE ETF (ESGD);
iShares ESG Aware MSCI EM ETF (ESGE);
iShares ESG Aware MSCI USA Small‑Cap ETF (ESML);
iShares ESG Aware MSCI USA Growth ETF (EGUS);
iShares ESG Aware MSCI USA Value ETF (EVUS);
iShares ESG Aware U.S. Aggregate Bond ETF (EAGG);
iShares ESG Aware USD Corporate Bond ETF (SUSC); and
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF (SUSB)
(each, a “Fund”)
Supplement dated April 4, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of each Fund
Each Fund’s Underlying Index is an optimized index designed to reflect the performance of certain companies or securities, as applicable, that exhibit positive ESG characteristics, as well as maintain similar risk and return characteristics to the Parent Index. Effective with the rebalance at the end of May 2025, the Index Provider for each Fund has updated the index methodology for each Fund’s Underlying Index to require that the Underlying Index have a minimum ESG score of at least 10% better than that of the Parent Index, as determined by the Index Provider, which is applied at each review. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.